Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net
5.
ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	263,000	385,935	55,955
Allowance for credit losses	(92,695)	(102,161)	(14,812)
Accounts receivable, net	170,305	283,774	41,143

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2021	2022
	RMB	RMB	USD
Balance as of January 1	100,020	92,695	13,440
Amounts charged to expenses	(1,462)	3,156	458
Amounts written off	(3,951)	—	—
Foreign Exchange effect	(1,912)	6,310	914
Balance as of December 31	92,695	102,161	14,812